Property and equipment, net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 4,257,506	$ 668,096	¥ 3,913,937	¥ 3,821,283
Asset Pledged as Collateral [Member]
Property, Plant and Equipment [Line Items]
Net book amount of building pledged as collateral	18,049,651		18,538,616
Asset Pledged as Collateral [Member] | Lianwai Schools [Member]
Property, Plant and Equipment [Line Items]
Net book amount of building pledged as collateral	65,403,271		66,783,536
Asset Pledged as Collateral [Member] | Lianwai Kindergartens [Member]
Property, Plant and Equipment [Line Items]
Net book amount of building pledged as collateral	¥ 4,732,232		¥ 4,852,182